Employee benefit obligations - Combined statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Remeasurement of defined benefit obligation:
Actuarial gain arising from changes in demographic assumptions	$ 4	$ 1	$ 6
Actuarial (loss)/gain arising from changes in financial assumptions	(12)	157	9
Actuarial (loss)/gain arising from changes in experience	(2)	(13)	5
Total loss (gain) on remeasurement, net defined benefit liability (asset)	(10)	145	20
Remeasurement of plan assets:
Actual (loss)/return less expected return on plan assets	(5)	(121)	8
Actuarial (loss)/gain for the year on defined benefit pension schemes	(15)	24	28
Actuarial (loss)/gain on other long term and end of service employee benefits	(1)	11	5
Other comprehensive income gains (losses) on remeasurements of defined benefit plans	(16)	35	33
Gain (loss) on actual return on plan assets	$ 5	$ (116)	$ 13